UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  028-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     January 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $313,991 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      358     6627 SH       SOLE                     6627        0        0
APACHE CORP                    COM              037411105      556     5394 SH       SOLE                     5394        0        0
AT&T INC                       COM              00206R102      439    15651 SH       SOLE                    15651        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    11982   279830 SH       SOLE                   279830        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    15853   207007 SH       SOLE                   207007        0        0
BP PLC                         SPONSORED ADR    055622104    12931   223057 SH       SOLE                   223057        0        0
CHEVRON CORP NEW               COM              166764100    11594   150591 SH       SOLE                   150591        0        0
COCA COLA CO                   COM              191216100      245     4300 SH       SOLE                     4300        0        0
COLGATE PALMOLIVE CO           COM              194162103      330     4015 SH       SOLE                     4015        0        0
CONOCOPHILLIPS                 COM              20825C104      287     5628 SH       SOLE                     5628        0        0
DANAHER CORP DEL               COM              235851102    13063   173714 SH       SOLE                   173714        0        0
DUKE REALTY CORP               COM NEW          264411505    11169   917735 SH       SOLE                   917735        0        0
EMERSON ELEC CO                COM              291011104    12998   305107 SH       SOLE                   305107        0        0
ENCANA CORP                    COM              292505104     3144    97055 SH       SOLE                    97055        0        0
EXXON MOBIL CORP               COM              30231g102     1911    28025 SH       SOLE                    28025        0        0
Federated Kaufman Fund Inc                                      74    15814 SH       SOLE                    15814        0        0
FIRST HORIZON NATL CORP        COM              320517105    12384   924187 SH       SOLE                   924187        0        0
FIRST MERCHANTS CORP           COM              320817109      158    26542 SH       SOLE                    26542        0        0
FLUOR CORP NEW                 COM              343412102     8250   183160 SH       SOLE                   183160        0        0
GENERAL ELECTRIC CO            COM              369604103     9040   597476 SH       SOLE                   597476        0        0
HOME DEPOT INC                 COM              437076102    14617   505270 SH       SOLE                   505270        0        0
HUBBELL INC                    CL B             443510201    13317   281545 SH       SOLE                   281545        0        0
INGERSOLL-RAND PLC             SHS              G47791101      322     9020 SH       SOLE                     9020        0        0
INTEL CORP                     COM              458140100    13035   638990 SH       SOLE                   638990        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    15607   119231 SH       SOLE                   119231        0        0
JOHNSON & JOHNSON              COM              478160104     1749    27156 SH       SOLE                    27156        0        0
JPMORGAN CHASE & CO            COM              46625H100     1161    27868 SH       SOLE                    27868        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    12780   146979 SH       SOLE                   146979        0        0
LILLY ELI & CO                 COM              532457108     9579   268258 SH       SOLE                   268258        0        0
MCDONALDS CORP                 COM              580135101      967    15494 SH       SOLE                    15494        0        0
Medizone Intl Inc.             COM                               3    10000 SH       SOLE                    10000        0        0
Merck & Co. Inc.               COM              589331107      282     7716 SH       SOLE                     7716        0        0
MICROSOFT CORP                 COM              594918104    11510   377609 SH       SOLE                   377609        0        0
NISOURCE INC                   COM              65473p105      240    15573 SH       SOLE                    15573        0        0
PEPSICO INC                    COM              713448108    12159   199989 SH       SOLE                   199989        0        0
PFIZER INC                     COM              717081103      976    53672 SH       SOLE                    53672        0        0
SCHLUMBERGER LTD               COM              806857108      514     7904 SH       SOLE                     7904        0        0
SPECTRA ENERGY CORP            COM              847560109    11934   581846 SH       SOLE                   581846        0        0
ST JUDE MED INC                COM              790849103    10108   274819 SH       SOLE                   274819        0        0
STRYKER CORP                   COM              863667101    11616   230621 SH       SOLE                   230621        0        0
SYSCO CORP                     COM              871829107      271     9710 SH       SOLE                     9710        0        0
US BANCORP DEL                 COM NEW          902973304     1482    65841 SH       SOLE                    65841        0        0
V F CORP                       COM              918204108    12347   168583 SH       SOLE                   168583        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    12044   363532 SH       SOLE                   363532        0        0
WELLS FARGO & CO NEW           COM              949746101    11159   413451 SH       SOLE                   413451        0        0
WILLIAMS COS INC DEL           COM              969457100     1046    49621 SH       SOLE                    49621        0        0
XTO ENERGY INC                 COM              98385X106     6400   137549 SH       SOLE                   137549        0        0